8. SEGMENT INFORMATION (Details 2) (USD $)	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Long-Lived Assets
Canada	$ 1,490,389	$ 1,560,869	$ 1,596,209
United States	914,053	671,486	386,081
Total	$ 2,404,442	$ 2,232,355	$ 1,982,290